Convertible Preferred Stock and Stockholders' Deficit - Series A-1 Future Tranche Rights and Common Stock (Details)	Dec. 31, 2025 Vote $ / shares shares
Convertible preferred stock and stockholders' deficit
Number of votes per common stock | Vote	1
Series A-1 convertible preferred stock
Convertible preferred stock and stockholders' deficit
Shares issued, price per share	$ 6.2711
Series A-1 convertible preferred stock | Maximum
Convertible preferred stock and stockholders' deficit
Shares agreed to purchase by investors | shares	717,577
Series A-1 future tranche rights
Convertible preferred stock and stockholders' deficit
Shares issued, price per share	$ 6.2711